Organization and Summary of Significant Accounting Policies - Non-controlling Interests (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) partner	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) partner	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Noncontrolling Interest [Line Items]
Impairment of oil and natural gas properties	$ 0	$ 0	$ 0	$ 0	$ 0	$ 867,048
Ownership percentage by noncontrolling owners					50.00%
Equity of non-controlling interest	16,743,391		16,743,391		$ (2,428,885)	(2,721,019)	$ (1,468,823)
Net loss attributable to non-controlling interest	(5,954)	(12,033)	(31,752)	(95,229)	(54,975)	(728,218)
Non-controlling Interest
Noncontrolling Interest [Line Items]
Equity of non-controlling interest	9,023,414		9,023,414		7,885,166	5,828,141	$ 3,639,359
Net loss attributable to non-controlling interest	$ 5,954	$ 12,033	$ 31,752	$ 95,229	$ 54,975	728,218
Subsidiaries
Noncontrolling Interest [Line Items]
Non-controlling Interest, number of owners	2		2		2
Ownership percentage by noncontrolling owners	50.00%		50.00%		50.00%
Navitus
Noncontrolling Interest [Line Items]
Non-controlling Interest, number of owners | partner	4		4
Reclass prior period contribution to related party payable					$ 150,000	$ 150,000